Operating Segment and Geographic Information - Summary of Results, Assets and Liabilities by Segments (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [Line Items]
Aeronautical services	$ 11,983,954		$ 7,225,742		$ 10,547,720
Total of Non-aeronautical services	3,662,441		2,448,053		3,771,500
Cost of improvements to concession assets	3,368,511		2,192,578		1,906,801
Total revenues	19,014,906		11,866,373		16,226,021
Income from operations	8,857,192		3,819,989		8,017,238
Interest income	420,271		410,512		665,829
Interest expense	(1,686,540)	$ (7.5)	(1,514,250)	$ (7.7)	(1,425,746)	$ (6.4)
Gain/loss on financial investment held for coverage	51,656		(41,808)		(149,770)
Depreciation and amortization for the year	(2,050,539)		(2,000,361)		(1,776,137)
Share of gain/loss of associate	1		3		79
Income before income taxes	7,829,263		2,385,770		7,346,185
Income taxes expense	(1,785,546)		(467,067)		(1,891,443)
Total assets	55,323,085		51,361,173		41,577,804
Total liabilities	34,894,485		28,508,390		20,908,361
Investments in associates	34		35		114
Net cash flows provided by operations activities	11,095,446		3,566,567		8,164,057
Net cash flow used in investing activities	(4,969,308)		(3,217,691)		(2,586,095)
Net cash flow used in financing activities	(7,351,525)		6,288,427		(4,231,529)
Additions to non-current as assets	32,604,913		43,602,548		26,556,690
Operating segments [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	11,983,954		7,225,742		10,547,720
Total of Non-aeronautical services	3,444,905		2,444,164		3,764,296
Cost of improvements to concession assets	3,368,511		2,192,578		1,906,801
Total revenues	18,797,372		11,862,484		16,218,818
Income from operations	8,426,655		3,708,182		7,970,697
Interest income	312,056		282,465		363,942
Interest expense	(1,701,717)		(1,622,670)		(1,053,838)
Depreciation and amortization for the year	(1,939,536)		(1,944,799)		(1,731,627)
Income before income taxes	7,474,146		3,533,964		7,224,994
Income taxes expense	(1,545,614)		(444,314)		(1,823,460)
Total assets	48,384,330		45,021,323		35,073,888
Total liabilities	30,695,355		21,937,510		15,847,585
Net cash flows provided by operations activities	12,030,246		454,034		7,951,945
Net cash flow used in investing activities	(4,771,243)		(3,074,155)		(2,220,737)
Net cash flow used in financing activities	(7,739,869)		8,182,866		(5,327,291)
Additions to non-current as assets	31,520,818		27,537,350		25,632,508
Operating segments [Member] | Guadalajara [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	3,296,419		2,103,574		2,978,617
Total of Non-aeronautical services	783,252		591,789		938,445
Cost of improvements to concession assets	1,463,854		614,479		858,807
Total revenues	5,543,525		3,309,842		4,775,869
Income from operations	2,614,203		1,472,456		2,599,316
Interest income	85,209		82,881		113,495
Interest expense	(529,299)		(360,772)		(274,257)
Depreciation and amortization for the year	(390,393)		(368,964)		(346,586)
Income before income taxes	2,228,136		1,166,564		2,423,349
Income taxes expense	(543,421)		(231,777)		(649,761)
Total assets	14,067,167		13,416,487		10,038,163
Total liabilities	9,342,510		6,535,424		4,091,482
Net cash flows provided by operations activities	3,082,428		828,257		2,295,782
Net cash flow used in investing activities	(1,961,546)		(892,866)		(986,532)
Net cash flow used in financing activities	(2,571,291)		2,615,782		(1,750,155)
Additions to non-current as assets	8,549,694		6,796,625		6,252,492
Operating segments [Member] | Tijuana [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,944,451		1,192,187		1,568,297
Total of Non-aeronautical services	431,706		335,419		454,098
Cost of improvements to concession assets	876,292		681,755		300,221
Total revenues	3,252,448		2,209,361		2,322,617
Income from operations	1,496,257		802,056		1,274,902
Interest income	45,691		59,945		53,684
Interest expense	(353,044)		(242,125)		(162,628)
Depreciation and amortization for the year	(255,470)		(254,634)		(206,982)
Income before income taxes	1,199,952		738,185		1,159,190
Income taxes expense	(139,062)		(118,685)		(185,555)
Total assets	9,152,856		8,588,502		6,155,593
Total liabilities	5,975,158		4,074,668		2,261,268
Net cash flows provided by operations activities	3,080,746		(1,627,427)		1,322,659
Net cash flow used in investing activities	(971,466)		(764,151)		(341,155)
Net cash flow used in financing activities	(1,512,134)		1,854,276		(703,256)
Additions to non-current as assets	5,363,861		4,394,890		3,845,105
Operating segments [Member] | Puerto Vallarta [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,336,177		776,424		1,183,610
Total of Non-aeronautical services	389,823		266,442		455,699
Cost of improvements to concession assets	285,667		67,026		57,697
Total revenues	2,011,667		1,109,892		1,697,007
Income from operations	1,082,157		526,761		1,051,669
Interest income	32,470		32,073		47,959
Interest expense	(130,077)		(95,133)		(75,298)
Depreciation and amortization for the year	(176,563)		(168,580)		(156,383)
Income before income taxes	1,017,326		461,532		1,010,897
Income taxes expense	(227,123)		(88,272)		(273,431)
Total assets	5,529,201		4,960,588		3,941,917
Total liabilities	3,198,249		1,979,551		1,334,263
Net cash flows provided by operations activities	1,298,955		332,206		984,410
Net cash flow used in investing activities	(392,886)		(215,636)		(69,382)
Net cash flow used in financing activities	(894,687)		790,233		(824,218)
Additions to non-current as assets	2,676,621		2,335,994		2,263,519
Operating segments [Member] | San José del cabo [member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,003,087		970,979		1,364,746
Total of Non-aeronautical services	839,580		460,981		787,424
Cost of improvements to concession assets	520,812		339,231		299,155
Total revenues	3,363,479		1,771,191		2,451,326
Income from operations	1,961,757		756,630		1,397,328
Interest income	53,578		40,141		45,703
Interest expense	(313,234)		(210,825)		(173,132)
Depreciation and amortization for the year	(261,466)		(265,581)		(234,670)
Income before income taxes	1,754,654		573,594		1,261,254
Income taxes expense	(481,674)		(129,196)		(359,996)
Total assets	6,884,814		6,081,823		4,445,521
Total liabilities	5,465,234		3,898,207		2,706,406
Net cash flows provided by operations activities	2,326,916		447,952		1,299,232
Net cash flow used in investing activities	(758,682)		(424,313)		(343,198)
Net cash flow used in financing activities	(1,572,262)		1,337,678		(802,640)
Additions to non-current as assets	3,828,149		3,245,723		3,052,248
Operating segments [Member] | Montego Bay [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,004,076		695,879		1,512,164
Total of Non-aeronautical services	454,519		327,158		585,325
Cost of improvements to concession assets	93,205		138,768		136,363
Total revenues	1,551,800		1,161,805		2,233,853
Income from operations	406,256		(88,901)		629,027
Interest income	6,232		3,515		13,191
Interest expense	(161,147)		(172,033)		(145,597)
Depreciation and amortization for the year	(86,642)		(82,736)		(85,851)
Income before income taxes	487,332		472,986		495,171
Income taxes expense	49,911		112,801		(124,228)
Total assets	2,938,320		2,780,014		2,372,006
Total liabilities	2,494,668		2,508,470		2,102,386
Net cash flows provided by operations activities	799,786		182,849		841,232
Net cash flow used in investing activities	(208,497)		(209,415)		(211,385)
Net cash flow used in financing activities	(329,444)		534,214		(633,251)
Additions to non-current as assets	5,751,567		5,700,583		5,548,992
Operating segments [Member] | Hermosillo [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	341,493		204,650		337,380
Total of Non-aeronautical services	70,135		64,609		97,696
Cost of improvements to concession assets	17,148		19,329		3,332
Total revenues	428,776		288,588		438,408
Income from operations	155,692		57,770		191,079
Interest income	11,269		8,056		12,090
Interest expense	(63,217)		(52,001)		(57,245)
Depreciation and amortization for the year	(74,653)		(71,971)		(100,403)
Income before income taxes	111,711		25,433		140,027
Income taxes expense	247		12,801		(26,013)
Total assets	1,877,408		1,803,045		1,707,357
Total liabilities	1,067,543		824,734		767,297
Net cash flows provided by operations activities	296,118		5,988		248,261
Net cash flow used in investing activities	(62,412)		(34,166)		(42,913)
Net cash flow used in financing activities	(212,676)		97,698		(197,367)
Additions to non-current as assets	1,073,645		1,040,121		1,051,047
Operating segments [Member] | Guanajuato [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	570,402		338,633		584,650
Total of Non-aeronautical services	131,977		113,826		180,327
Cost of improvements to concession assets	8,947		36,334		32,853
Total revenues	711,326		488,793		797,829
Income from operations	416,623		216,044		477,123
Interest income	15,054		13,801		21,019
Interest expense	(70,528)		(57,199)		(54,132)
Depreciation and amortization for the year	(476,300)		(502,568)		(390,394)
Income before income taxes	377,149		167,981		440,450
Income taxes expense	(86,781)		(20,990)		(132,118)
Total assets	1,904,465		2,072,069		1,653,964
Total liabilities	1,187,783		1,045,571		774,619
Net cash flows provided by operations activities	512,406		102,755		490,864
Net cash flow used in investing activities	(87,309)		(86,038)		(69,230)
Net cash flow used in financing activities	(652,150)		334,391		(352,970)
Additions to non-current as assets	987,253		968,483		942,924
Operating segments [Member] | Other Airport [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,487,850		943,416		1,018,256
Total of Non-aeronautical services	343,913		283,941		265,282
Cost of improvements to concession assets	102,587		295,656		218,371
Total revenues	1,934,351		1,523,013		1,501,910
Income from operations	293,711		(34,634)		350,253
Interest income	62,551		42,052		56,800
Interest expense	(81,172)		(432,582)		(111,549)
Depreciation and amortization for the year	(218,049)		(229,764)		(210,357)
Income before income taxes	297,886		(72,311)		294,655
Income taxes expense	(117,711)		19,005		(72,356)
Total assets	6,030,099		5,318,795		4,759,366
Total liabilities	1,964,209		1,070,885		1,809,866
Net cash flows provided by operations activities	632,890		181,454		469,505
Net cash flow used in investing activities	(328,445)		(447,570)		(156,943)
Net cash flow used in financing activities	4,775		618,594		(63,433)
Additions to non-current as assets	3,290,029		3,054,931		2,676,181
Operating segments [Member] | Other Companies [Member]
Disclosure of operating segments [Line Items]
Total of Non-aeronautical services	217,536		3,889		7,203
Total revenues	217,535		3,889		7,203
Total intersegment revenues	5,669,325		2,310,159		5,262,241
Income from operations	6,099,861		2,242,786		5,282,882
Interest income	1,729,291		1,307,727		1,292,797
Interest expense	(1,605,897)		(1,071,260)		(1,362,817)
Gain/loss on financial investment held for coverage	51,656		(41,808)		(149,770)
Depreciation and amortization for the year	(111,002)		(55,562)		(44,511)
Share of gain/loss of associate	1		3		79
Income before income taxes	6,024,442		982,786		5,357,532
Income taxes expense	(239,932)		(22,753)		(67,983)
Total assets	52,475,232		51,516,861		39,969,627
Total liabilities	29,082,250		26,911,814		16,927,461
Investments in associates	34		35		114
Net cash flows provided by operations activities	(840,512)		3,180,663		301,883
Net cash flow used in investing activities	(198,065)		(1,455,336)		3,624,786
Net cash flow used in financing activities	388,344		(582,639)		(2,894,381)
Additions to non-current as assets	1,084,094		16,065,198		924,182
Eliminations [Member]
Disclosure of operating segments [Line Items]
Total intersegment revenues	(5,669,325)		(2,310,159)		(5,262,241)
Income from operations	(5,669,325)		(2,130,979)		(5,236,341)
Interest income	(1,621,075)		(1,179,680)		(990,910)
Interest expense	1,621,075		1,179,680		990,910
Income before income taxes	(5,669,325)		(2,130,980)		(5,236,341)
Total assets	(45,536,476)		(45,177,011)		(33,465,711)
Total liabilities	(24,883,120)		(20,340,934)		(11,866,923)
Net cash flows provided by operations activities	$ (94,289)		(68,130)		(89,772)
Net cash flow used in investing activities			1,311,800		(3,990,143)
Net cash flow used in financing activities			$ (1,311,800)		$ 3,990,143